Notes payable	3 Months Ended
Mar. 31, 2011
Notes payable [Abstract]
Notes payable
5. Notes payable:
     We entered into a note arrangement to finance certain of our annual insurance premiums for the policy term from May 1, 2009 to April 2010. Our accounting policy has been to record a prepaid asset associated with certain of these policies which is amortized over the term and which takes into account actual premium payments and deposits made to date, to record an accrued liability for premiums which are contractually committed for the policy term and to make monthly premium payments in accordance with our premium commitments and monthly note payments for amounts financed. Effective May 1, 2010, we renewed our annual insurance premiums for the policy term May 1, 2010 through April 30, 2011, but chose to prepay our premiums for certain insurance coverages which had been financed in prior renewals. For the three months ended March 31, 2010, we paid $1,069 under this note payable arrangement.